Cash and cash equivalents	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents	Note 10. Cash and cash equivalents
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Cash at bank	38,657	109,970
Cash on deposit (cash equivalents)	30,237	-

	68,894	109,970